Consolidated Statement of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of classes of share capital [line items]
Revenue	$ 2,378,562	$ 2,444,105	[1]	$ 1,346,347	[1]
Cost of sales	(2,791,643)	(2,343,302)	[1]	(1,336,688)	[1]
Gross (loss) profit	(413,081)	100,803	[1]	9,659	[1]
Selling, general and administrative expense	(949,683)	(838,367)	[1]	(685,049)	[1]
Research and development expense	(158,406)	(174,916)	[1]	(234,019)	[1]
Other operating income (expense), net	41,204	(305)	[1]	(50,716)	[1]
Listing expense	0	(372,318)	[1]	0	[1]
Operating loss	(1,479,966)	(1,285,103)	[1]	(960,125)	[1]
Finance income	69,454	8,552	[1]	32,970	[1]
Finance expense	(213,321)	(108,402)	[1]	(45,218)	[1]
Fair value change - Earn-out rights	443,168	902,068	[1]	0	[2]
Fair value change - Class C Shares	22,000	35,090	[1]	0	[1]
Share of losses in associates	(43,304)	0	[1]	0	[1]
Loss before income taxes	(1,201,969)	(447,795)	[1]	(972,373)	[1]
Income tax benefit (expense)	7,138	(29,660)	[1]	3,075	[1]
Net loss	$ (1,194,831)	$ (477,455)	[1]	$ (969,298)	[1]
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.57)	$ (0.24)		$ (0.51)
Net loss per share - diluted (in dollars per share)	$ (0.57)	$ (0.24)		$ (0.51)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	$ (10,237)	$ 180	[1]	$ (32,318)	[1]
Total other comprehensive (loss) income	(10,237)	180	[1]	(32,318)	[1]
Total comprehensive loss - (Restated)	$ (1,205,068)	$ (477,275)	[1]	$ (1,001,616)	[1]
Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.57)	$ (0.24)	[1]	$ (0.51)	[1]
Net loss per share - diluted (in dollars per share)	(0.57)	(0.24)	[1]	(0.51)	[1]
Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	(0.57)	(0.24)		(0.51)
Net loss per share - diluted (in dollars per share)	$ (0.57)	$ (0.24)		$ (0.51)

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.